SENIOR CREDIT FACILITY (Narrative) (Details) (USD $)	3 Months Ended				9 Months Ended				12 Months Ended			9 Months Ended	12 Months Ended		3 Months Ended		9 Months Ended			24 Months Ended			12 Months Ended	24 Months Ended				12 Months Ended		24 Months Ended
	Sep. 30, 2012		Oct. 02, 2011		Sep. 30, 2012		Oct. 02, 2011		Dec. 31, 2011	Dec. 31, 2010		Sep. 30, 2012 Credit Agreement [Member]	Dec. 31, 2011 Credit Agreement [Member]	Dec. 31, 2010 Credit Agreement [Member]	Sep. 30, 2012 M&E Loan [Member]	Oct. 02, 2011 M&E Loan [Member]	Sep. 30, 2012 M&E Loan [Member]	Oct. 02, 2011 M&E Loan [Member]	Dec. 31, 2011 M&E Loan [Member]	Dec. 31, 2011 Sixth Amendment [Member]	Jan. 14, 2010 Sixth Amendment [Member]	Dec. 31, 2011 Wells Fargo Letter [Member]	Dec. 31, 2011 Seventh Amendment [Member]	Dec. 31, 2011 Eight Amendment [Member]	Dec. 31, 2011 Eight Amendment [Member] Minimum [Member]	Dec. 31, 2011 Eight Amendment [Member] Maximum [Member]	Dec. 31, 2011 Ninth Amendment [Member]	Dec. 31, 2011 Real Estate Loan [Member]	Dec. 31, 2010 Real Estate Loan [Member]	Dec. 31, 2011 Real Estate Loan [Member]	Dec. 31, 2011 Tenth Amendment [Member]
Short Term Debt [Line Items]
Short term secured revolving credit agreement, amount												$ 5,000,000	$ 5,000,000														$ 5,000,000
Interest rate basis (in Description)												90-day LIBOR	90-day LIBOR				90-day LIBOR										90-day LIBOR				90-day LIBOR
Interest rate spread over basis (in Percent)												4.75%	4.75%		4.75%		4.75%										4.75%				4.75%
Interest rate spread over basis, effective rate (in Percent)												5.11%	5.31%		5.11%		5.11%														5.31%
Due date for credit facility (Date)												Jul. 31, 2013												Jun. 30, 2011			Aug. 31, 2011				Jul. 31, 2013
Credit facility, amount outstanding												3,801,000	2,439,000	3,263,000
Amount of debt outstanding	3,981,000				3,981,000				6,025,000	7,533,000					722,000		722,000		972,000									0	322,000	0
Remaining borrowing capacity												864,000		2,133,000																	2,100,000
Net debt issuance costs												24,000	47,000	0
Debt discount fees paid in prior years as part of the financing and related amendments												346,000
Debt discount accreted to interest expense									0	115,000			0	115,000
Net debt discount									0	0			0	0
Monthly principal payments																	27,000							52,000						21,000	27,000
Covenant, amount by which previously agreed upon capital raise requirement was reduced																				1,000,000
Capital to be raised																				2,000,000	1,000	1,000,000
Amount of capital required to be raised previously																							1,000,000
Adjusted minimum book net worth covenant																							21,500,000
Allowable capital expenditure maximum covenant																	600,000						500,000	200,000							600,000
Amount outstanding under terminated Wells Fargo real estate loan									0
Interest expense	189,000	[1]	228,000	[1],[2]	556,000	[1]	738,000	[1],[2]	969,000	902,000	[2]				10,000		36,000											18,000	37,000
Interest expense excluding debt issue costs and accretion of debt discount	181,000		228,000		532,000		738,000		966,000	773,000					50,000	40,000	146,000	146,000										208,000	482,000
Monthly principal payment prior to increase																								21,000
Age at which accounts receivables become ineligible as collateral																									90 days	120 days
Monthly decrease in credit agreement borrowing cap																									50,000	275,000
Percentage of ineligibility for debt covenant																									35.00%	25.00%
Stop loss covenant for debt covenant																								400,000
Additional progress billing																											300,000
Covenant, amount of additional weekly principal payments required																				10,000
Minimum net income to be maintained according to debt covenant																	500,000														500,000
Fixed charge ratio to be maintained according to debt covenant (in Ratio)																	1.1														1.1
Number of months fixed charge ratio is to be maintained according to debt covenant (in Duration)																	12 months														12 months
Maximum net loss during any fiscal year																	250,000														250,000
Accommodation fee payable, total																							75,000	25,000			0				50,000
Accommodation fee payable, portion due on agreement execution					25,000
Accommodation fee payable, portion due within thirty days of execution of agreement																							25,000
Accommodation fee payable, portion due within sixty days of execution of agreement																							$ 25,000

[1]	Unaudited
[2]	Restated